CCETNYS
1-36858

15005485

Received SEC
FEB 27 2015
Washington, DC 20549

NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

February 26, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

AMENDMENT to Certification filed on February 25, 2015

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 1.375% Notes Due 2025 of Tyco International Finance S.A., guaranteed by each of Tyco International plc and Tyco Fire & Security Finance S.C.A. under the Exchange Act of 1934.

Sincerely,

Silvio Conte